Property, It and Equipment (Details) - Schedule of property, IT and equipment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	$ 55	$ 46
Cost, Additions	1	4
Cost, Disposals
Cost, Ending	55	50
Depreciation, Beginning	47	39
Depreciation, Charge in year	5	5
Depreciation, Ending	52	44
Net Book Value	3	6
Furnitures and fixtures [Member]
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	16	15
Cost, Additions
Cost, Disposals
Cost, Ending	16	15
Depreciation, Beginning	12	9
Depreciation, Charge in year	3	3
Depreciation, Ending	15	12
Net Book Value	1	3
IT equipment [Member]
Property, It and Equipment (Details) - Schedule of property, IT and equipment [Line Items]
Cost, Beginning	38	31
Cost, Additions	1	4
Cost, Disposals
Cost, Ending	39	35
Depreciation, Beginning	35	30
Depreciation, Charge in year	2	2
Depreciation, Ending	37	32
Net Book Value	$ 2	$ 3